SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 10, 2016	Feb. 13, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Proceeds from issuance of convertible debt			$ 316,478	$ 339,900
Maturity date			Jul. 08, 2017
JSJ Investments Inc. [Member]
Subsequent Event [Line Items]
Proceeds from issuance of convertible debt	$ 125,000
Interest rate (as a percent)	12.00%
Maturity date	May 10, 2017
Minimum term to be hold for conversion	Aug. 16, 2016
Percentage of repaid amount increase	30.00%
JSJ Investments Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repaid of note issuance of common stock		379,100